Consolidated Statement of Changes in Equity - USD ($) $ in Millions	Total		Share capital	Share premium		Treasury shares		Retained earnings	Other comprehensive income recognized directly in equity, net of tax		of which: foreign currency translation	of which: financial assets at fair value through other comprehensive income	of which: cash flow hedges	Total equity attributable to shareholders	Non-controlling interests	UBS AG		UBS AG Share capital	UBS AG Share premium	UBS AG Retained earnings	UBS AG Other comprehensive income recognized directly in equity, net of tax		UBS AG of which: foreign currency translation	UBS AG of which: financial assets at fair value through other comprehensive income	UBS AG of which: cash flow hedges	UBS AG Total equity attributable to shareholders	UBS AG Preferred noteholders	UBS AG Non-controlling interests
Balance before the adoption of IFRS 9 and IFRS 15 at Dec. 31, 2016	$ 53,586		$ 338	$ 25,958		$ (2,362)		$ 25,029	$ 3,953	[1]	$ 2,901	$ 96	$ 955	$ 52,916	$ 670	$ 53,627		$ 338	$ 27,154	$ 21,480	$ 3,985	[1]	$ 2,933	$ 96	$ 955	$ 52,957	$ 631	$ 39
Issuance of share capital	0													0		0										0
Acquisition of treasury shares	(908)					(908)	[2]							(908)
Delivery of treasury shares under share-based compensation plans	115			(879)		994								115
Other disposal of treasury shares	67			1		66	[2]							67
Premium on shares issued and warrants exercised	19			19										19		6			6							6
Share-based compensation expensed in the income statement	735			735										735
Tax (expense) / benefit	21			21										21		16			16							16
Dividends	(2,337)			(2,259)	[3]									(2,259)	(77)	(2,297)			(2,219)							(2,219)	(73)	(4)
Preferred notes	(878)													0	(878)	(878)										0	(878)
Translation effects recognized directly in retained earnings	0							(46)	46	[1]		7	39	0		0				(46)	46	[1]		7	39	0
New consolidations / (deconsolidations) and other increases / (decreases)	18			1										1	17	(306)			(324)							(324)		18
Total comprehensive income for the year	2,113							949	838	[1]	1,564	(91)	(635)	1,787	326	1,878				755	797	[1]	1,522	(91)	(635)	1,552	320	6
of which: net profit / (loss)	1,046	[4]						969						969	77	834	[4]			758						758	73	4
of which: other comprehensive income (OCI) that may be reclassified to the income statement, net of tax	838								838	[1]	1,564	(91)	(635)	838		797					797	[1]	1,522	(91)	(635)	797
of which: OCI that will not be reclassified to the income statement, net of tax - defined benefit plans	296							296						296		314				314						314
of which: OCI that will not be reclassified to the income statement, net of tax - own credit	(317)							(317)						(317)		(317)				(317)						(317)
of which: OCI that will not be reclassified to the income statement, net of tax - foreign currency translation	250													0	250	250										0	247	2
Balance before the adoption of IFRS 9 and IFRS 15 at Dec. 31, 2017	52,554		338	23,598		(2,210)		25,932	4,838	[1]	4,466	13	360	52,495	59	52,046		338	24,633	22,189	4,828	[1]	4,455	13	360	51,987	0	59
Balance before the adoption of IFRIC 23 at Dec. 31, 2017	51,938		338	23,598		(2,210)		25,389	4,764	[1]	4,466	(61)	360	51,879	59	51,429		338	24,633	21,646	4,754		4,455	(61)	360	51,370	0	59
Issuance of share capital	0		0											0		0										0
Acquisition of treasury shares	(1,608)					(1,608)	[2]							(1,608)
Delivery of treasury shares under share-based compensation plans	128			(1,009)		1,137								128
Other disposal of treasury shares	50					50	[2]							50
Premium on shares issued and warrants exercised	22			22										22		34			34							34
Share-based compensation expensed in the income statement	676			676										676
Tax (expense) / benefit	4			4										4		(5)			(5)							(5)
Dividends	(2,450)			(2,440)	[3]									(2,440)	(10)	(3,108)				(3,098)						(3,098)		(10)
Translation effects recognized directly in retained earnings	0							(21)	21	[1]		3	18	0		0				(21)	21			3	18	0
New consolidations / (deconsolidations) and other increases / (decreases)	115			(7)										(7)	122	115			(7)							(7)		122
Total comprehensive income for the year	4,231							5,080	(855)	[1]	(541)	(45)	(269)	4,225	5	3,967				4,790	(829)		(515)	(45)	(269)	3,961	0	5
of which: net profit / (loss)	4,522	[4]						4,516						4,516	7	4,113	[4]			4,107						4,107		7
of which: other comprehensive income (OCI) that may be reclassified to the income statement, net of tax	(855)								(855)	[1]	(541)	(45)	(269)	(855)		(829)					(829)	[1]	(515)	(45)	(269)	(829)
of which: OCI that will not be reclassified to the income statement, net of tax - defined benefit plans	56							56						56		175				175						175
of which: OCI that will not be reclassified to the income statement, net of tax - own credit	509							509						509		509				509						509
of which: OCI that will not be reclassified to the income statement, net of tax - foreign currency translation	(1)													0	(1)	(1)										0		(1)
Balance before the adoption of IFRIC 23 at Dec. 31, 2018	53,103		338	20,843		(2,631)		30,448	3,930	[1]	3,924	(103)	109	52,928	176	52,432		338	24,655	23,317	3,946		3,940	(103)	109	52,256	0	176
Balance at Dec. 31, 2018	53,092		338	20,843		(2,631)		30,437	3,930	[1]	3,924	(103)	109	52,917	176	52,421		338	24,655	23,306	3,946		3,940	(103)	109	52,245	0	176
Issuance of share capital	0													0		0										0
Acquisition of treasury shares	(1,771)					(1,771)	[2]							(1,771)
Delivery of treasury shares under share-based compensation plans	97			(886)		983								97
Other disposal of treasury shares	92			(2)		94	[2]							92
Premium on shares issued and warrants exercised	29			29										29		0			0							0
Share-based compensation expensed in the income statement	619			619										619
Tax (expense) / benefit	11			11										11		11			11							11
Dividends	(2,552)			(2,544)	[3]									(2,544)	(8)	(3,258)				(3,250)						(3,250)		(8)
Translation effects recognized directly in retained earnings	0							(9)	9			0	9	0		0				(9)	9	[1]		0	9	0
New consolidations / (deconsolidations) and other increases / (decreases)	(1)			(6)										(6)	5	(3)			(7)							(7)		5
Total comprehensive income for the year	5,091							3,726	1,363	[1]	104	117	1,143	5,089	2	4,756				3,403	1,351	[1]	92	117	1,143	4,754	0	2
of which: net profit / (loss)	4,310	[4]						4,304						4,304	6	3,971	[4]			3,965						3,965		6
of which: other comprehensive income (OCI) that may be reclassified to the income statement, net of tax	1,363								1,363	[1]	104	117	1,143	1,363		1,351					1,351	[1]	92	117	1,143	1,351
of which: OCI that will not be reclassified to the income statement, net of tax - defined benefit plans	(186)							(186)						(186)		(170)				(170)						(170)
of which: OCI that will not be reclassified to the income statement, net of tax - own credit	(392)							(392)						(392)		(392)				(392)						(392)
of which: OCI that will not be reclassified to the income statement, net of tax - foreign currency translation	(4)													0	(4)	(4)										0		(4)
Balance at Dec. 31, 2019	$ 54,707		$ 338	$ 18,064		$ (3,326)		$ 34,154	$ 5,303	[1]	$ 4,028	$ 14	$ 1,260	$ 54,533	$ 174	$ 53,928		$ 338	$ 24,659	$ 23,451	$ 5,306	[1]	$ 4,032	$ 14	$ 1,260	$ 53,754	$ 0	$ 174

[1]	Excludes defined benefit plans and own credit that are recorded directly in Retained earnings
[2]
Includes treasury shares acquired and disposed of by the Investment Bank in its capacity as a market-maker with regard to UBS shares and related derivatives, and to hedge certain issued structured debt instruments. These acquisitions and disposals are reported based on the sum of the net monthly movements.

[3]	Reflects the payment of an ordinary cash dividend of CHF 0.70 (2018: CHF 0.65; 2017: CHF 0.60) per dividend-bearing share out of the capital contribution reserve.
[4]
Comparative figures in this table have been restated for the changes in Corporate Center cost and resource allocation to the business divisions and the changes in the equity attribution framework. Refer to further discussion in this note and in Note 1b